FAIR VALUE MEASUREMENT (Schedule of Non-Recurring Fair Value Measurements) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 First Aviation Services, Inc. [Member]	Dec. 31, 2011 First Aviation Services, Inc. [Member]	Dec. 31, 2010 First Aviation Services, Inc. [Member]	Dec. 04, 2009 First Aviation Services, Inc. [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Total Losses [Member]		Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Total Losses [Member]		Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment										$ 1,325	[1]			$ 1,865	[1]		[1]		[1]			$ 1,325	[1]
Goodwill									[2]			1,015	[2]			[2]		[2]			[2]
Investment in affiliated company								1,264	[3]			3,300	[3]			[3]		[3]		1,264	[3]
License for service center											[1]			1,100	[1]		[1]		[1]				[1]
Customer relationships											[1]			298	[1]		[1]		[1]				[1]
Impairment of goodwill, intangible assets and long lived assets	$ 1,015	$ 3,263	$ 4,704
Investee ownership percentage				29.64%	30.30%	36.60%	37.00%

[1]	During the year ended December 31, 2011, the Company reviewed the MRO services for Aviation Components' long lived assets for impairment by estimating the fair value of the operations and the fair value of its specific long lived assets, and comparing those values to the carrying value of the assets. The Company concluded, based on this valuation, that certain fixed assets and intangible asset 'License for Service Center' amounting to $1,865 and $1,100, respectively at its MRO services for Aviation Components operating segment were impaired. In addition, due to management estimates of a continuing decline in sales levels in the OEM of Electric Motion Systems operating segment, resulting from the weakness in the Israeli defense market, the Company reviewed indications for impairment of certain identifiable assets in this segment. Accordingly, the Company reviewed these assets for impairment by estimating their fair value based on their net selling price and comparing those values to the carrying value of the assets. As a result the Company concluded that the intangible asset 'Customer Relations' at its OEM of Electric Motion Systems operating segment in the amount of $298 was impaired. Accordingly, the Company recorded a total of $3,263 impairment charges in the year ended December 31, 2011 to reflect the fair value of the long lived assets mention above.
[2]	During the second quarter ended June 30, 2012, management believed that there were indicators of impairment of goodwill in its OEM of Electric Motion System reporting unit and accordingly performed interim goodwill impairment testing as of June 30, 2012, primarily due to a decline in future forecasted sales levels and profitability margins resulting from the continued weakness in the defense industry. Accordingly, the Company performed an impairment test of goodwill for this reporting unit, with the assistance of a third party valuation firm. Based on the results of this test, the Company determined that the entire balance of goodwill included in this reporting unit was impaired and recorded an impairment charge of $1,015.
[3]	In June 2012, FAvS entered into a transaction with its CEO, pursuant to which FAvS borrowed $3 million from FAvS CEO, secured by a third lien on the assets of FAvS. The loan bears interest at 10% and in addition FAvS CEO was issued warrants to purchase shares of Class A Common Stock of FAvS, representing 15% of FAvS post-exercise shareholders' equity, at an exercise price of $7.00 per share. Pursuant to the terms and conditions of the transaction, management believed that there were indicators of impairment with respect to TAT's investment in FAvS. Accordingly, the Company performed an impairment test of its investment in FAvS, with the assistance of a third party valuation firm. Based on the results of this test the Company determined that its investment in FAvS was impaired by $3,300. The impairment was due to a decline in FAvS' profitability margins and future forecasted sales levels.